Stock-Based Compensation Overview, Expense and Valuation Model (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation
Stock-based compensation expense	$ 24,748	$ 22,383	$ 15,844
Income tax benefit	(9,352)	(8,454)	(5,984)
Total stock-based compensation expense, net of income taxes	15,396	13,929	9,860
Unrecognized compensation cost for all stock-based compensation awards	$ 26,100
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 11 months
Tax benefit from exercise of stock options and other awards	$ 5,900
System operations
Stock-based compensation
Stock-based compensation expense	2,515	2,954	2,911
Selling, general and administrative expense
Stock-based compensation
Stock-based compensation expense	$ 22,233	19,429	12,933
2005 and 2013 Long-Term Incentive Plans
Stock-based compensation, overview
Terms of Award	Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2015, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.
2005 and 2013 Long-Term Incentive Plans | Stock Options
Stock-based compensation, overview
Terms of Award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2015 expire between 2016 and 2025. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
Stock-based compensation
Stock-based compensation expense	$ 11,231	9,513	5,810
2005 and 2013 Long-Term Incentive Plans | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Apr. 03, 2016
2005 and 2013 Long-Term Incentive Plans | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	Apr. 01, 2025
2005 and 2013 Long-Term Incentive Plans | Restricted Stock Units
Stock-based compensation, overview
Terms of Award	U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees. U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
Stock-based compensation
Stock-based compensation expense	$ 12,716	12,125	9,485
2005 and 2013 Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of Award	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.
Stock-based compensation
Stock-based compensation expense	$ 241	185	2
Non-Employee Directors' Plan
Stock-based compensation
Stock-based compensation expense	$ 560	$ 560	$ 547
Common Shares | 2005 and 2013 Long-Term Incentive Plans
Stock-based compensation
Shares reserved	9,340,000
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Stock Options
Black Scholes valuation model assumptions
Expected annual volatility rate, minimum	30.10%	28.00%	29.20%
Expected annual volatility rate, maximum	30.10%	28.10%	39.60%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	1.20%	1.40%	0.70%
Risk-free interest rate, maximum	1.20%	1.50%	2.40%
Estimated annual forfeiture rate, minimum	9.70%	9.40%	0.00%
Estimated annual forfeiture rate, maximum	9.70%	9.40%	8.10%
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Stock Options | Minimum
Black Scholes valuation model assumptions
Expected life	4 years 7 months	4 years 6 months	4 years 7 months
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Stock Options | Maximum
Black Scholes valuation model assumptions
Expected life	4 years 7 months	4 years 6 months	9 years
Common Shares | Non-Employee Directors' Plan
Stock-based compensation
Shares reserved	183,000